Income taxes - Income Before Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes [Line Items]
CIT tax rate	25.00%	25.00%	25.00%
PRC	$ 162,967,377	$ 355,606,696	$ 355,674,888
Non PRC	(95,392,067)	(122,099,522)	(105,275,621)
Income from operations before income taxes	$ 67,575,310	233,507,174	$ 250,399,267
PRC subsidiaries [Member]
Income taxes [Line Items]
CIT tax rate	25.00%
Withholding tax rate on dividend distributed by domestic enterprise to foreign tax resident investors (as a percent)	10.00%
HK subsidiaries [Member]
Income taxes [Line Items]
CIT tax rate	16.50%
US subsidiaries [Member]
Income taxes [Line Items]
CIT tax rate	21.00%
Withholding tax rate on dividend distributed by domestic enterprise to foreign tax resident investors (as a percent)	30.00%
Income from operations before income taxes	$ (9,736,454)	$ (13,691,583)